Audit fees	12 Months Ended
Dec. 31, 2024
Auditor fees [abstract]
Audit fees
27 Audit fees
Total audit and non-audit services include the following fees for services provided by the Group’s auditor.

Fees of Group’s auditors
in EUR million	2024	2023	2022
Audit fees	33	29	27
Audit related fees	4	1
Total1 2	37	30	27
[1]    The Group’s auditors did not provide any non-audit services.
[2] The increase in fees was caused by fees for the limited assurance engagement on compliance of the Sustainability Statement with CSRD, one-off additional audit procedures and inflation.
Fees as disclosed in the table above relate to the network of the Group’s auditors and are the total fees charged for the period excluding VAT.